SCHEDULE OF LEASE COST (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases
Operating lease cost
Short-term lease cost	3,834	3,475
Variable lease cost
Total lease cost	$ 3,834	$ 3,475